Investment in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2016
Equity Method Investment, Summarized Financial Information
Equity and cost method investments

Investments in unconsolidated entities consist of amounts invested in wireless entities in which U.S. Cellular holds a noncontrolling interest. These investments are accounted for using either the equity or cost method as shown in the following table:

December 31,	2016	2015
(Dollars in millions)
Equity method investments:
Capital contributions, loans, advances and adjustments	$108	$112
Cumulative share of income	1,577	1,432
Cumulative share of distributions	(1,276)	(1,183)
Total equity method investments	409	361
Cost method investments	4	2
Total investments in unconsolidated entities	$413	$363

Equity method investments, summarized financial position

The following tables, which are based on information provided in part by third parties, summarize the combined assets, liabilities and equity, and results of operations of U.S. Cellular’s equity method investments:

December 31,	2016	2015
(Dollars in millions)
Assets
Current	$739	$632
Due from affiliates	387	89
Property and other	4,615	4,555
Total assets	$5,741	$5,276

Liabilities and Equity
Current liabilities	$466	$808
Deferred credits	184	237
Long-term liabilities	187	147
Long-term capital lease obligations	6	2
Partners' capital and shareholders' equity	4,898	4,082
Total liabilities and equity	$5,741	$5,276

Equity method investments, summarized results of operations
Year Ended December 31,	2016	2015	2014
(Dollars in millions)
Results of Operations
Revenues	$6,747	$6,958	$6,669
Operating expenses	5,047	5,226	5,036
Operating income	1,700	1,732	1,633
Other income (expense), net	(11)	(7)	1
Net income	$1,689	$1,725	$1,634